Annual Total Returns- Janus Henderson Balanced Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Balanced Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.31%	12.97%	19.59%	8.38%	0.48%	4.43%	18.39%	0.52%	22.40%	14.21%